Contingencies and Commitments (Details 2) - 12 months ended Dec. 31, 2023 $ in Thousands, $ in Thousands	CLP ($)	USD ($)
Legal Proceeding One [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Court of Appeal
Description of the nature of litigation proceedings	Invoice collection
Description of present status of the proceeding	Appeal of sentence
Estimated accrued loss contingency	$ 35,700
Legal Proceeding Two [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Court of Appeal
Description of the nature of litigation proceedings	Invoice collection
Description of present status of the proceeding	Appeal of sentence
Estimated accrued loss contingency	$ 30,457
Legal Proceeding Three [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Court of Appeal
Description of the nature of litigation proceedings	Compensation for damages
Description of present status of the proceeding	Appeal of sentence
Estimated accrued loss contingency	$ 72,000
Legal Proceeding Four [Member]
IfrsStatementLineItems [Line Items]
Disclosure of name of the court	Court of Appeal
Description of the nature of litigation proceedings	Administrative claims of several municipalities for advertising and publicity fees.
Description of present status of the proceeding	Proceeding in administrative or judicial stage
Estimated accrued loss contingency	$ 17,542	$ 20,000